CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Rental and parking revenue			$ 152,975	$ 106,168	$ 49,821
Tenant reimbursement revenue			24,357	18,927	6,610
Total revenue	$ 46,467	$ 41,294	177,332	125,095	56,431
Expenses:
Rental and parking expenses	9,128	8,290	37,327	26,096	8,164
General and administrative expenses	1,403	943	5,396	4,069	3,105
Acquisition related expenses			0	0	5,339
Asset management fees	3,494	3,099	13,114	9,963	4,925
Depreciation and amortization	18,246	13,717	58,258	41,133	19,211
Total expenses	32,271	26,049	114,095	81,261	40,744
Income from operations	14,196	15,245	63,237	43,834	15,687
Interest and other expense, net	9,835	7,741	34,364	22,555	4,390
Net income attributable to common stockholders	4,361	7,504	28,873	21,279	11,297
Other comprehensive income:
Unrealized (loss) income on interest rate swaps, net	(3,611)	4,575	2,390	2,870	840
Other comprehensive (loss) income	(3,611)	4,575	2,390	2,870	840
Comprehensive income attributable to common stockholders	$ 750	$ 12,079	$ 31,263	$ 24,149	$ 12,137
Weighted average number of common shares outstanding:
Basic (in shares)	136,179,343	126,384,346	131,040,645	101,714,148	66,991,294
Diluted (in shares)	136,204,843	126,401,940	131,064,388	101,731,944	67,007,124
Net income per common share attributable to common stockholders:
Basic (in dollars per share)	$ 0.03	$ 0.06	$ 0.22	$ 0.21	$ 0.17
Diluted (in dollars per share)	0.03	0.06	0.22	0.21	$ 0.17
Distributions declared per common share (in dollars per share)	$ 0.16	$ 0.15	$ 0.63	$ 0.62